Taxes on Income (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Jeffs’ Brands {Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate	23.00%	23.00%	23.00%
Gix Media and Cortex Media [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate	12.00%
Jeffs’ Brands {Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate	21.00%